Due to Related Party (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd CNY
Related Party Transaction [Line Items]
Payable to related parties	$ 96,139	598,953	540,345	$ 96,139	598,953	540,345